UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q
OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21284

Registrant Name: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2007

Date of Reporting Period: May 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CORPORATE BONDS & NOTES—40.6%
	Advertising—0.7%
$ 10,700	Affinion Group, Inc., 11.50%, 10/15/15 (a)	Caa1/B-	$10,887,250

	Apparel—1.1%
	Levi Strauss & Co.,
2,000	9.75%, 1/15/15	B3/B-	2,075,000
10,295	12.25%, 12/15/12	B3/B-	11,581,875
2,890	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B	2,962,250

			16,619,125

	Auto Manufacturers—0.4%
7,995	General Motors Corp., 8.375%, 7/15/33	B3/B	6,066,206

	Automotive—0.6%
11,543	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/CCC	9,522,975

	Chemicals—2.7%
4,703	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	5,220,330
13,590	IMC Global, Inc., 11.25%, 6/1/11	Ba3/BB	14,354,438
	Lyondell Chemical Co.,
5,115	10.875%, 5/1/09	B3/B	5,217,300
5,435	11.125%, 7/15/12	B1/BB-	5,978,500
5,125	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,522,187
4,830	Rhodia S.A., 10.25%, 6/1/10	B3/CCC+	5,331,113

			41,623,868

	Commercial Services—1.4%
5,400	Hertz Corp., 10.50%, 1/1/16 (a)	B3/B	5,845,500
4,444	Rent-Way, Inc., 11.875%, 6/15/10	B3/B-	4,599,540
11,255	Vertrue, Inc., 9.25%, 4/1/14	B2/B	11,423,825

			21,868,865

	Computers—0.4%
6,475	Unisys Corp., 8.00%, 10/15/12	Ba3/BB-	6,078,406

	Electric—2.7%
13,025	AES Corp., 9.50%, 6/1/09	B1/B	13,936,750
12,750	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/B-	14,391,562
11,755	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	12,842,338

			41,170,650

	Electronics—1.6%
12,575	IMAX Corp., 9.625%, 12/1/10	B3/B-	13,140,875
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	11,683,200

			24,824,075

	Environmental Control—0.8%
10,495	Aleris International, Inc., 10.375%, 10/15/10	B2/B+	11,465,787

	Financial Services—2.2%
11,080	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/A-	12,215,700
7,095	AMR Holdings Co., 10.00%, 2/15/15	Caa1/B-	7,591,650
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	Ba2/BB-	9,312,037
3,865	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,932,637

			33,052,024

	Food Products—1.0%
14,885	Pilgrim's Pride Corp., 9.625%, 9/15/11	Ba2/BB-	15,592,038

	Healthcare—0.9%
7,425	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	6,663,937
6,475	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14 (a)	B3/CCC+	6,466,906

			13,130,843

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Home Builders—1.6%
$ 12,325	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	$12,879,625
12,160	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	12,053,600

			24,933,225

	Home Furnishings—1.8%
11,370	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	11,995,350
14,600	Jarden Corp., 9.75%, 5/1/12	B3/B-	14,892,000

			26,887,350

	Hotels/Gaming—0.7%
10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	10,998,750

	Machinery—0.9%
12,940	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB	13,748,750

	Manufacturing—0.5%
6,875	Clarke American Corp., 11.75%, 12/15/13 (a)	B2/B-	7,253,125

	Metals & Mining—2.7%
7,710	AK Steel Corp., 7.875%, 2/15/09	B1/B+	7,652,175
11,665	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	12,423,225
6,040	Oregon Steel Mills, Inc., 10.00%, 7/15/09	Ba3/B+	6,342,000
13,420	United States Steel LLC, 10.75%, 8/1/08	Ba1/BB	14,560,700

			40,978,100

	Miscellaneous—1.5%
22,405	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	22,880,758

	Multi-Media—2.7%
12,870	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC-	11,132,550
5,700	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	6,099,000
9,340	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	9,853,700
6,665	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	6,973,256
8,140	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	7,733,000

			41,791,506

	Office/Business Equipment—0.4%
5,565	Xerox Corp., 9.75%, 1/15/09	Ba2/BB+	6,017,156

	Office Furnishings—1.1%
	Interface, Inc.,
5,375	9.50%, 2/1/14	Caa1/CCC	5,603,438
6,490	10.375%, 2/1/10	B2/B-	7,130,887
3,791	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	4,018,460

			16,752,785

	Oil & Gas—0.4%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,650,000

	Paper Products—1.1%
5,096	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	5,096,000
10,250	NewPage Corp., 12.00%, 5/1/13	Caa2/CCC+	10,967,500

			16,063,500

	Pharmaceuticals—0.7%
10,955	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC+	10,708,513

	Pipelines—0.9%
13,330	Sonat, Inc., 7.625%, 7/15/11	B2/B	13,579,938

	Retail—3.8%
14,420	Bon-Ton Stores, Inc., 10.25%, 3/15/14 (a)	B2/B-	13,482,700
5,420	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	6,341,400
6,540	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	6,834,300
9,710	Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (a)	B3/B-	10,219,775
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	11,000,000
9,980	Star Gas Partners L.P., 10.25%, 2/15/13	Caa3/B-	10,379,200

			58,257,375

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Semi-Conductors—1.0%
	Amkor Technology, Inc.,
$ 2,695	9.25%, 6/1/16	Caa1/CCC+	$2,587,200
12,915	10.50%, 5/1/09	Caa3/CCC	13,141,013

			15,728,213

	Telecommunications—2.0%
7,395	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser.B	Caa1/CCC+	7,921,894
8,120	Level 3 Financing, Inc., 12.25%, 3/15/13 (a)	B3/CCC-	8,810,200
12,180	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	13,641,600

			30,373,694

	Transportation—0.3%
4,445	PHI, Inc., 7.125%, 4/15/13 (a)	B1/BB-	4,333,875

	Total Corporate Bonds & Notes (cost-$618,902,390)		618,838,725

CONVERTIBLE BONDS & NOTES—27.3%
	Airlines—1.3%
20,572	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	20,263,420

	Automotive—2.1%
10,890	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B3/B-	12,196,800
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	20,587,840

			32,784,640

	Commercial Services—3.0%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	9,725,643
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	15,372,000
1,000	Quanta Services, Inc., 4.00%, 7/1/07	NR/NR	987,500
20,614	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B	20,356,325

			46,441,468

	Computers—1.2%
16,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	18,204,000

	Electric—1.1%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	17,663,062

	Electrical Components & Equipment—0.6%
7,250	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	9,925,975

	Financial Services—0.5%
230	Citigroup Funding, Inc., 5.02%, 9/27/08 (c)	Aa1/AA-	7,373,800

	Household Products—0.8%
7,300	American Greetings Corp., 7.00%, 7/15/06	Ba3/NR	11,880,750

	Insurance—0.2%
2,250	American Equity Investment Life Holding Co., 5.25%, 12/6/24	NR/BB+	2,649,375

	Metals & Mining—0.9%
7,490	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	13,996,938

	Multi-Media—1.3%
20,995	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	20,758,806

	Oil & Gas—1.1%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	16,849,500

	Pharmaceuticals—1.6%
1,700	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	3,013,250
20,950	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	20,897,625

			23,910,875

	Retail—0.4%
4,790	GSC Holdings Corp., 8.00%, 10/1/12 (a)	Ba3/B+	4,766,050

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Semi-Conductors—2.4%
	Amkor Technology, Inc.,
$ 2,363	5.00%, 3/15/07	Caa3/CCC	$2,336,416
17,379	5.75%, 6/1/06	NR/NR	17,379,000
16,750	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	16,582,500

			36,297,916

	Telecommunications—6.4%
19,000	American Tower Corp., 5.00%, 2/15/10	B1/BB-	18,976,250
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	16,456,500
3,200	Ciena Corp., 3.75%, 2/1/08	B2/B	3,088,000
8,000	Level 3 Communications, Inc., 6.00%, 3/15/10	Ca/CCC-	6,630,000
19,800	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	20,022,750
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	20,269,375
12,345	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	11,743,181

			97,186,056

	Transportation—0.8%
9,150	YRC Worldwide, Inc., 5.00%, 8/8/23	Ba1/BBB-	11,769,188

	Trucking/Leasing—1.6%
18,500	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	24,443,125

	Total Convertible Bonds & Notes (cost-$416,802,107)		417,164,944

CONVERTIBLE PREFERRED STOCK—26.9%
Shares
(000)

	Automotive—0.6%
244	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	B2/B-	7,080,967
100	General Motors Corp., 6.25%, 7/15/33	B3/B	1,999,000

			9,079,967

	Banking—1.1%
302	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	17,201,260

	Commercial Services—1.5%
463	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B-	22,257,813

	Electric—2.5%
447	AES Trust III, 6.75%, 10/15/29	B3/B	20,954,920
70	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	17,790,812

			38,745,732

	Financial Services – 7.3%
435	E* Trade Financial Corp., 6.125%, 11/18/08	Ba3/NA	13,702,500
	Lehman Brothers Holdings, Inc.,
735	6.25%, 10/15/07	A1/A+	19,698,000
505	20.00%, 3/17/07	A1/A+	15,983,250
	Morgan Stanley,
215	20.00%, 12/14/06	Aa3/A+	15,063,975
280	20.00%, 12/22/06	Aa3/A+	15,876,998
590	20.00%, 3/9/07	Aa3/A+	14,811,950
540	20.00%, 6/2/07	Aa3/A+	16,364,700

			111,501,373

	Food—0.7%
442	Albertson's, Inc., 7.25%, 5/16/07	B2/B	11,060,000

	Insurance—5.2%
460	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	16,707,200
777	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	21,506,823
240	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	6,630,000
678	PMI Group, Inc., 5.875, 11/15/06	A1/A	17,635,800
769	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	16,379,700

			78,859,523

	Iron/Steel–0.6%
46	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	9,775,862

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2006 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*

	Office/Business Equipment—1.0%
137	Xerox Corp., 6.25%, 7/1/06	B1/B+	$15,548,688

	Oil & Gas—2.2%
133	Amerada Hess Corp., 7.00%, 12/01/06	Ba3/BB	16,857,750
153	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	15,948,400

			32,806,150

	Pharmaceuticals—1.0%
304	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	15,265,290

	Real Estate—1.1%
677	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/CCC+	16,750,800

	Telecommunications—1.1%
305	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	16,622,500

	Waste Disposal—1.0%
45	Allied Waste Industries, Inc., 6.25%, 3/1/08	Caa3/B	14,805,000

	Total Convertible Preferred Stock (cost-$400,017,595)		410,279,958

U.S. GOVERNMENT SECURITIES—2.0%
Principal
Amount
(000)

	United States Treasury Notes,
$ 10,785	10.375%, 11/15/12		11,584,190
16,275	12.00%, 8/15/13		18,625,989

	Total U.S. Government Securities (cost-$31,816,715)		30,210,179

SHORT-TERM INVESTMENTS—3.2%
	Corporate Bonds & Notes—1.3%
	Chemicals—0.2%
3,120	Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A	B1/BB-	3,209,700

	Real Estate—0.2%
2,715	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB-	2,765,906

	Retail—0.9%
13,575	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	13,778,625

	Total Corporate Bonds & Notes (cost $21,038,061)		19,754,231

	Time Deposit—1.9%
29,311	Bank of America – London, 4.36%, 6/1/06		29,310,646

	Total Short-Term Investments (cost-$49,347,091)		49,064,877

	Total Investments (cost-$1,516,885,898)—100.0%		$1,525,558,683

Other Investments:

Interest rate cap agreement outstanding at May 31, 2006:

	Notional
	Amount	Termination		Payment received	Unrealized
Counterparty	(000)	Date	Premium	by Fund	Appreciation

				1 month LIBOR-BBA
UBS AG	$525,000	1/15/08	$15,041,250	over 3% strike price	$4,808,750

LIBOR—London Interbank Offered Rate

Notes to Schedule of Investments

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price on corporate bonds and notes or the last quoted mean price on convertible securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.
(a)	144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	Credit-linked trust certificate.
(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on May 31, 2006.

Glossary:
NR—Not Rated
REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 26, 2006